SCHEDULE OF GOODWILL (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of December 31, 2021
Addition	13,656,724
Impairment loss	(6,098,435)
Balance as of December 31, 2022	$ 7,558,289